Dreyfus Small Cap Fund (Prospectus Summary) | Dreyfus Small Cap Fund
Fund Summary
Investment Objective
The fund seeks capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of
Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section on page 9 of the Prospectus and in the
How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.
Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus Small Cap Fund	Class A	Class B	Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	4.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Small Cap Fund		Class A	Class B	Class C	Class I
Management fees		1.25%	1.25%	1.25%	1.25%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none
Other expenses		0.01%	none	0.01%	0.01%
Total annual fund operating expenses		1.51%	2.25%	2.26%	1.26%
Fee waiver and/or expense reimbursement	[1]	(0.01%)	none	(0.01%)	(0.01%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.50%	2.25%	2.25%	1.25%
[1]	The Dreyfus Corporation has agreed to pay all of the fund's expenses, except management fees, Rule 12b-1 fees, and certain other expenses, including the fees and expenses of the non-interested board members and their counsel. The Dreyfus Corporation has agreed to reduce its fees in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and their counsel (in the amount of .01% for Class A, Class C and Class I shares and less than .01% for Class B shares for the past fiscal year).

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Dreyfus Small Cap Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	719	1,022	1,346	2,263
Class B	628	1,003	1,405	2,223
Class C	328	703	1,205	2,585
Class I	127	397	686	1,511

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Dreyfus Small Cap Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	719	1,022	1,346	2,263
Class B	228	703	1,205	2,223
Class C	228	703	1,205	2,585
Class I	127	397	686	1,511

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 93.87% of the average value of its portfolio.
Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of small-cap companies. The fund currently considers small-cap companies to be those companies with market capitalizations that fall within the range of companies in the Russell 2000® Index, the fund's benchmark, at the time of purchase. This range may fluctuate depending on changes in the value of the stock market as a whole. Stocks are selected for the fund's portfolio based primarily on bottom-
up fundamental analysis. The fund's portfolio managers use a disciplined investment process that relies, in general, on proprietary fundamental research and valuation. The fund's portfolio managers invest in stocks that they believe have attractive reward to risk opportunities and may actively adjust the fund's portfolio to reflect new developments.

In general, the fund's portfolio managers seek exposure to securities and sectors that are perceived to be attractive from a valuation and fundamental standpoint. The fund's sector weightings and risk characteristics are a result of bottom-up fundamental analysis and may vary from those of the Russell 2000® Index at any given time.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the
Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factorsthat affect the company or its particular industry.

o Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes)
is no guarantee of future results. More recent performance information may be available at
www.dreyfus.com. The fund was managed pursuant to a different investment strategy before
April 2010. Therefore, the performance shown below  for periods prior to April 2010 is not necessarily indicative of how the fund would have performed pursuant to its current investment strategy.
The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Year-by-Year Total Returns as of 12/31 each year (%) -- Class A

Best Quarter Q2, 2003:25.36% Worst Quarter Q3,2011: -30.01%
After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (as of 12/31/11) Class
Average Annual Total Returns Dreyfus Small Cap Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A returns before taxes	(19.32%)	(6.49%)	3.85%
Class B	Class B returns before taxes	(18.44%)	(6.39%)	4.01%
Class C	Class C returns before taxes	(15.88%)	(6.07%)	3.69%
Class I	Class I returns before taxes	(14.19%)	(5.14%)	4.74%
After Taxes on Distributions Class A	Class A returns after taxes on distributions	(19.32%)	(7.26%)	2.87%
After Taxes on Distributions and Sales Class A	Class A returns after taxes on distributions and sale of fund shares	(12.56%)	(5.59%)	3.04%
Russell 2000® Index	Russell 2000® Index reflects no deduction for fees, expenses or taxes	(4.18%)	0.15%	5.62%